Fair Value	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value
8. Fair Value
When developing estimated fair values, the Company considers three broad valuation techniques: (i)
the
market
approach, (ii) the income approach, and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The
Company categorizes its assets and liabilities measured at estimated fair value into a three level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1
Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2
Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3
Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability.

Recurring Fair Value Measurements
The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are presented in the tables below. Investments that do not have a readily determinable fair value and are measured at net asset value (or equivalent) as a practical expedient to estimated fair value are excluded from the fair value hierarchy.

	December 31, 2022
	Fair Value Hierarchy
	Level 1	Level 2	Level 3	Total Estimated Fair Value
	(In millions)
Assets
Fixed maturity securities:
U.S. corporate	$ —	$ 2,015	$ 15	$ 2,030
Foreign corporate	—	649	22	671
CMBS	—	317	—	317
ABS	—	270	11	281
RMBS	—	275	—	275
State and political subdivision	—	245	—	245
U.S. government and agency	144	48	—	192
Foreign government	—	13	1	14
Total fixed maturity securities	144	3,832	49	4,025
Equity securities	—	—	4	4
Short-term investments	—	—	—	—
Derivative assets: (1)
Interest rate	—	12	—	12
Foreign currency exchange rate	—	23	—	23
Equity market	—	230	—	230
Total derivative assets	—	265	—	265
Embedded derivatives within asset host contracts (2)	—	—	255	255
Separate account assets	—	3,922	—	3,922
Total assets	$ 144	$ 8,019	$ 308	$ 8,471
Liabilities
Derivative liabilities: (1)
Foreign currency exchange rate	$ —	$ —	$ —	$ —
Equity market	—	107	—	107
Total derivative liabilities	—	107	—	107
Embedded derivatives within liability host contracts (2)	—	—	508	508
Total liabilities	$ —	$ 107	$ 508	$ 615

	December 31, 2021
	Fair Value Hierarchy
	Level 1	Level 2	Level 3	Total Estimated Fair Value
	(In millions)
Assets
Fixed maturity securities:
U.S. corporate	$ —	$ 2,422	$ 21	$ 2,443
Foreign corporate	—	679	14	693
CMBS	—	349	—	349
ABS	—	303	10	313
RMBS	—	279	—	279
State and political subdivision	—	303	—	303
U.S. government and agency	148	144	—	292
Foreign government	—	23	2	25
Total fixed maturity securities	148	4,502	47	4,697
Equity securities	—	—	3	3
Short-term investments	13	—	—	13
Derivative assets: (1)
Interest rate	—	2	—	2
Foreign currency exchange rate	—	11	—	11
Equity market	—	329	—	329
Total derivative assets	—	342	—	342
Embedded derivatives within asset host contracts (2)	—	—	351	351
Separate account assets	—	5,149	—	5,149
Total assets	$ 161	$ 9,993	$ 401	$ 10,555
Liabilities
Derivative liabilities: (1)
Foreign currency exchange rate	$ —	$ 1	$ —	$ 1
Equity market	—	140	—	140
Total derivative liabilities	—	141	—	141
Embedded derivatives within liability host contracts (2)	—	—	762	762
Total liabilities	$ —	$ 141	$ 762	$ 903
(1)
Derivative assets are reported in other invested assets and derivative liabilities are reported in other liabilities. The amounts are presented gross in the tables above to reflect the presentation on the balance sheets.
(2)
Embedded derivatives within asset host contracts are reported in premiums, reinsurance and other receivables.
Embedded derivatives within liability host contracts are reported in policyholder account balances.
Valuation Controls and Procedures
The Company monitors and provides oversight of valuation controls and policies for securities, mortgage loans and derivatives, which are primarily executed by its valuation service providers. The valuation methodologies used to determine fair values prioritize the use of observable market prices and market-based parameters and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. The valuation methodologies for securities, mortgage loans and derivatives are reviewed on an ongoing basis and revised when necessary. In addition, the Chief Accounting Officer periodically reports to the Audit Committee of Brighthouse Financial’s
Board of Directors regarding compliance with fair value accounting standards.
The fair value of financial assets and financial liabilities is based on quoted market prices, where available. Prices received are assessed to determine if they represent a reasonable estimate of fair value. Several controls are performed, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. Independent non-binding broker quotes, also referred to herein as “consensus pricing,” are used for a non-significant portion of the portfolio. Prices received from independent brokers are assessed to determine if they represent a reasonable estimate of fair value by considering such pricing relative to the current market dynamics and current pricing for similar financial instruments.
A formal process is also applied to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained. If obtaining an independent non-binding broker quotation is unsuccessful, the last available price will be used.
Additional controls are performed, such as, balance sheet analytics to assess reasonableness of period to period pricing changes, including any price adjustments. Price adjustments are applied if prices or quotes received from independent pricing services or brokers are not considered reflective of market activity or representative of estimated fair value. The
Company did not have significant price adjustments during the year ended December 31, 2022.
Determination of Fair Value
Fixed Maturity Securities
The fair values for actively traded marketable bonds, primarily U.S. government and agency securities, are determined using the quoted market prices and are classified as Level 1 assets. For fixed maturity securities classified as Level 2 assets, fair values are determined using either a market or income approach and are valued based on a variety of observable inputs as described below.
U.S. corporate and foreign corporate securities:
Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark yields, spreads off benchmark yields, new issuances, issuer rating, trades of identical or comparable securities, or duration. Privately-placed securities are valued using the additional key inputs: market yield curve, call provisions, observable prices and spreads for similar public or private securities that incorporate the credit quality and industry sector of the issuer, and delta spread adjustments to reflect specific credit-related issues.
U.S. government and agency, state and political subdivision and foreign government securities:
Fair value is determined
using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark U.S. Treasury yield or other yields, spread off the U.S. Treasury yield curve for the identical security, issuer ratings and issuer spreads, broker-dealer quotes, and comparable securities that are actively traded.
Structured Securities:
Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, ratings, geographic region, weighted average coupon and weighted average maturity, average delinquency rates and debt-service coverage ratios. Other issuance-specific information is also used, including, but not limited to; collateral type, structure of the security, vintage of the loans, payment terms of the underlying asset, payment priority within tranche, and deal performance.
Equity Securities and Short-term Investments
The fair value for actively traded equity securities and short-term investments are determined using quoted market prices and are classified as Level 1 assets. For financial instruments classified as Level 2 assets, fair values are determined using a market approach and are valued based on a variety of observable inputs as described below.
Equity securities and short-term investments:
Fair value is determined using third-party commercial pricing services, with the primary input being quoted prices in markets that are not active.
Derivatives
The fair values for OTC-bilateral derivatives classified as Level 2 assets or liabilities are determined using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models which are based on market standard valuation methodologies and a variety of observable inputs.
The significant inputs to the pricing models for most OTC-bilateral derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.
Most inputs for OTC-bilateral derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company’s derivatives and could materially affect net income.
The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all
OTC-bilateral derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The
Company’s ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.
Embedded Derivatives
Embedded derivatives principally include certain direct variable annuity guarantees and certain affiliated ceded reinsurance agreements related to such variable annuity guarantees and equity crediting rates within index-linked annuity contracts. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.
The Company issues variable annuity products with guaranteed minimum benefits. GMABs, the non-life contingent portion of GMWBs and certain portions of GMIBs are accounted for as embedded derivatives and measured at estimated fair value separately from the host variable annuity contract. These embedded derivatives are classified in policyholder account balances, with changes in estimated fair value reported in net derivative gains (losses).
The Company determines the fair value of these embedded derivatives by estimating the present value of projected future benefits minus the present value of projected future fees using actuarial and capital markets assumptions including expectations of policyholder behavior. The calculation is based on in-force business and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates. The percentage of fees included in the initial fair value measurement is not updated in subsequent periods.
Capital markets assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly-traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.
The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital markets inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for BHF’s debt. These observable spreads are then adjusted to reflect the priority of these liabilities and claims-paying ability of the issuing insurance subsidiaries as compared to BHF’s overall financial strength.
Risk margins are established to capture the non-capital markets risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees.
Transfers Into or Out of Level 3:
Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.
Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)
Certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) were as follows at:

			December 31, 2022			December 31, 2021
	Valuation Techniques	Significant Unobservable Inputs	Range			Range			Impact of Increase in Input on Estimated Fair Value
Embedded derivatives
Direct, assumed and ceded guaranteed minimum benefits	• Option pricing techniques	• Mortality rates	0.03%	-	12.62%	0.03%	-	12.62%	Decrease (1)
		• Lapse rates	0.30%	-	14.50%	0.30%	-	14.50%	Decrease (2)
		• Utilization rates	0.00%	-	25.00%	0.00%	-	25.00%	Increase (3)
		• Withdrawal rates	0.25%	-	10.00%	0.25%	-	10.00%	(4)
		• Long-term equity volatilities	16.46%	-	22.01%	16.44%	-	22.16%	Increase (5)
		• Nonperformance risk spread	0.00%	-	1.98%	(0.38) %	-	1.49%	Decrease (6)
(1)
Mortality rates vary by age and by demographic characteristics such as gender. The range shown reflects the mortality rate for policyholders between 35 and 90 years old, which represents the majority of the business with living benefits.
Mortality rate assumptions are set based on company experience and include an assumption for mortality improvement.
(2)
The range shown reflects base lapse rates for major product categories for duration 1-20, which represents majority of business with living benefit riders. Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in-the-money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies.
(3)
The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible in a given year. The range shown represents the floor and cap of the GMIB dynamic election rates across varying levels of in-the-money. For lifetime withdrawal guarantee riders, the assumption is that everyone will begin withdrawals once account value reaches zero which is equivalent to a 100%
utilization rate. Utilization rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract’s withdrawal history and by the age of the policyholder.
(4)
The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase
(decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.
(5)
Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.
(6)
Nonperformance risk spread varies by duration. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.
The Company does not develop unobservable inputs used in measuring fair value for all other assets and liabilities classified within Level 3; therefore, these are not included in the table above. The other Level 3 assets and liabilities primarily included fixed maturity securities and derivatives. For fixed maturity securities valued based on non-binding broker quotes, an increase (decrease) in credit spreads would result in a higher (lower) fair value. For derivatives valued based on third-party pricing models, an increase (decrease) in credit spreads would generally result in a higher (lower) fair value.
The changes in assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3) were summarized as follows:

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Fixed Maturity Securities
	Corporate (1)	Structured Securities	Foreign Government	Equity Securities	Net Embedded Derivatives (2)
	(In millions)
Balance, January 1, 2021	$ 26	$ 6	$ —	$ —	$ 70
Total realized/unrealized gains (losses) included in net income (loss) (3) (4)	—	—	—	—	(445)
Total realized/unrealized gains (losses) included in AOCI	—	—	—	—	—
Purchases (5)	19	10	2	3	—
Sales (5)	—	(3)	—	—	—
Issuances (5)	—	—	—	—	—
Settlements (5)	—	—	—	—	(36)
Transfers into Level 3 (6)	6	—	—	—	—
Transfers out of Level 3 (6)	(16)	(3)	—	—	—
Balance, December 31, 2021	35	10	2	3	(411)
Total realized/unrealized gains (losses) included in net income (loss) (3) (4)	—	—	—	—	279
Total realized/unrealized gains (losses) included in AOCI	(6)	—	(1)	—	—
Purchases (5)	15	1	—	1	—
Sales (5)	(5)	—	—	—	—
Issuances (5)	—	—	—	—	—
Settlements (5)	—	—	—	—	(121)
Transfers into Level 3 (6)	4	—	—	—	—
Transfers out of Level 3 (6)	(6)	—	—	—	—
Balance, December 31, 2022	$ 37	$ 11	$ 1	$ 4	$ (253)
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at December 31, 2020 (7)	$ —	$ —	$ —	$ —	$ (111)
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at December 31, 2021 (7)	$ —	$ —	$ —	$ —	$ (475)
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at December 31, 2022 (7)	$ —	$ —	$ —	$ —	$ 154
Changes in unrealized gains (losses) included in OCI for the instruments still held at December 31, 2020 (7)	$ —	$ —	$ —	$ —	$ —
Changes in unrealized gains (losses) included in OCI for the instruments still held at December 31, 2021 (7)	$ —	$ —	$ —	$ —	$ —
Changes in unrealized gains (losses) included in OCI for the instruments still held at December 31, 2022 (7)	$ (6)	$ —	$ —	$ —	$ —
Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Fixed Maturity Securities
	Corporate (1)	Structured Securities	Foreign Government	Equity Securities	Net Embedded Derivatives (2)
(In millions)
Gains (Losses) Data for the year ended December 31, 2020:
Total realized/unrealized gains (losses) included in net income (loss) (3) (4)	$ —	$ —	$ —	$ —	$ (66)
Total realized/unrealized gains (losses) included in AOCI	$ —	$ —	$ —	$ —	$ —
(1)
Comprised of U.S. and foreign corporate securities.
(2)
Embedded derivative assets and liabilities are reported net for purposes of the rollforward.
(3)
Amortization of premium/accretion of discount is included in net investment income. Changes in the allowance for credit losses and direct write offs are charged to net income (loss) on securities are included in net investment gains (losses).
Lapses associated with net embedded derivatives are included in net derivative gains (losses). Substantially all realized/
unrealized gains (losses) included in net income (loss) for net embedded derivatives are reported in net derivative gains
(losses).
(4)
Interest accruals, as well as cash interest coupons received, are excluded from the rollforward.
(5)
Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.
(6)
Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.
(7)
Changes in unrealized gains (losses) included in net income (loss) for fixed maturities are reported in either net investment income or net investment gains (losses). Substantially all changes in unrealized gains (losses) included in net income (loss) for net embedded derivatives are reported in net derivative gains (losses).
Fair Value of Financial Instruments Carried at Other Than Fair Value
The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income and payables for collateral under derivative transactions. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.
The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

December 31, 2022
Fair Value Hierarchy
	Carrying Value	Level 1	Level 2	Level 3	Total Estimated Fair Value
(In millions)
Assets
Mortgage loans	$ 1,218	$ —	$ —	$ 1,078	$ 1,078
Premiums, reinsurance and other receivables	$ 440	$ —	$ 2	$ 438	$ 440
Liabilities
Policyholder account balances	$ 784	$ —	$ —	$ 764	$ 764
Short term debt	$ 125	$ —	$ —	$ 125	$ 125
Other liabilities	$ 478	$ —	$ 49	$ 429	$ 478

December 31, 2021
Fair Value Hierarchy
	Carrying Value	Level 1	Level 2	Level 3	Total Estimated Fair Value
(In millions)
Assets
Mortgage loans	$ 811	$ —	$ —	$ 839	$ 839
Premiums, reinsurance and other receivables	$ 448	$ —	$ 3	$ 445	$ 448
Liabilities
Policyholder account balances	$ 853	$ —	$ —	$ 845	$ 845
Other liabilities	$ 438	$ —	$ 2	$ 436	$ 438